Operating Segmentation	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Operating Segmentation
Note 11: Operating Segmentation
Operating Groups
We conduct our business through three operating groups, each of which has a distinct mandate. Our operating groups are Personal and Commercial Banking (P&C) (comprised of Canadian Personal and Commercial Banking (Canadian P&C) and U.S. Personal and Commercial Banking (U.S. P&C)), BMO Wealth Management (BMO WM) and BMO Capital Markets (BMO CM), along with a Corporate Services unit.
For additional information refer to Note 25 of our annual consolidated financial statements for the year ended October 31, 2020.
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
For the three months ended July 31, 2021	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	1,660	1,048	247	696	(130)	3,521
Non-interest revenue	581	304	2,179	888	89	4,041
Total Revenue	2,241	1,352	2,426	1,584	(41)	7,562
Provision for (recovery of) credit losses on impaired loans	101	(9)	-	(19)	(2)	71
Recovery of credit losses on performing loans	(7)	(53)	(2)	(75)	(4)	(141)
Total provision for (recovery of) credit losses	94	(62)	(2)	(94)	(6)	(70)
Insurance claims, commissions and changes in policy benefit liabilities	-	-	984	-	-	984
Depreciation and amortization	131	119	66	68	-	384
Other non-interest expense	915	570	847	850	118	3,300
Income (loss) before taxes	1,101	725	531	760	(153)	2,964
Provision for (recovery of) income taxes	286	172	130	202	(101)	689
Reported net income (loss)	815	553	401	558	(52)	2,275
Average Assets	265,639	125,840	48,053	367,900	162,811	970,243

For the three months ended July 31, 2020	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	1,509	1,107	229	952	(262)	3,535
Non-interest revenue	453	292	2,255	576	78	3,654
Total Revenue	1,962	1,399	2,484	1,528	(184)	7,189
Provision for credit losses on impaired loans	257	109	1	79	-	446
Provision for credit losses on performing loans	313	223	7	58	7	608
Total provision for credit losses	570	332	8	137	7	1,054
Insurance claims, commissions and changes in policy benefit liabilities	-	-	1,189	-	-	1,189
Depreciation and amortization	126	137	73	64	-	400
Other non-interest expense	835	615	764	761	69	3,044
Income (loss) before taxes	431	315	450	566	(260)	1,502
Provision for (recovery of) income taxes	112	52	109	140	(143)	270
Reported net income (loss)	319	263	341	426	(117)	1,232
Average Assets	252,028	140,615	46,308	379,131	159,682	977,764

(Canadian $ in millions)
For the nine months ended July 31, 2021	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	4,849	3,194	723	2,242	(454)	10,554
Non-interest revenue	1,633	935	4,795	2,454	242	10,059
Total Revenue	6,482	4,129	5,518	4,696	(212)	20,613
Provision for (recovery of) credit losses on impaired loans	404	17	3	20	(3)	441
Recovery of credit losses on performing loans	(22)	(133)	(10)	(126)	(4)	(295)
Total provision for (recovery of) credit losses	382	(116)	(7)	(106)	(7)	146
Insurance claims, commissions and changes in policy benefit liabilities	-	-	1,302	-	-	1,302
Depreciation and amortization	390	365	213	201	-	1,169
Non-interest expense	2,582	1,689	2,547	2,432	1,287	10,537
Income (loss) before taxes	3,128	2,191	1,463	2,169	(1,492)	7,459
Provision for (recovery of) income taxes	812	514	358	565	(385)	1,864
Reported net income (loss)	2,316	1,677	1,105	1,604	(1,107)	5,595
Average Assets	259,813	128,722	47,761	371,046	166,462	973,804

For the nine months ended July 31, 2020	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	4,561	3,287	672	2,503	(582)	10,441
Non-interest revenue	1,443	912	4,727	1,445	232	8,759
Total Revenue	6,004	4,199	5,399	3,948	(350)	19,200
Provision for credit losses on impaired loans	607	365	4	205	2	1,183
Provision for credit losses on performing loans	612	315	13	390	8	1,338
Provision for credit losses	1,219	680	17	595	10	2,521
Insurance claims, commissions and changes in policy benefit liabilities	-	-	1,708	-	-	1,708
Depreciation and amortization	385	427	220	179	-	1,211
Non-interest expense	2,539	1,903	2,417	2,256	303	9,418
Income (loss) before taxes	1,861	1,189	1,037	918	(663)	4,342
Provision for (recovery of) income taxes	481	236	261	210	(359)	829
Reported net income (loss)	1,380	953	776	708	(304)	3,513
Average Assets	251,325	139,196	45,234	370,363	129,399	935,517

(1)	Corporate Services includes Technology and Operations.
(2)
Operating groups report on a taxable equivalent basis (teb). Revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between taxable and tax-exempt
sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes.

  Certain comparative figures have been reclassified to conform with the current period’s presentation.